Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan's investment assets at fair value as of December 31, 2025 and 2024:

	December 31, 2025
	Total	Level 1	Level 2	Level 3

Common stock	$8,825,085	$8,825,085	$—	$—
Mutual funds	148,240,833	148,240,833	—	—
Total investments at fair value	$157,065,918	$157,065,918	$—	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3

Common stock	$10,610,576	$10,610,576	$—	$—
Mutual funds	130,663,672	130,663,672	—	—
Total investments at fair value	$141,274,248	$141,274,248	$—	$—